Other Financial Assets	12 Months Ended
Dec. 31, 2021
Other Financial Assets [Abstract]
Other Financial Assets

13.	Other Financial Assets

(1)	Other financial assets as of December 31, 2020 and 2021 are as follows:

			2020		2021
			Current	Non-current	Current	Non-current
			In millions of won
Loans	￦		78,806	762,555	88,406	903,397
Less: Allowance for doubtful accounts			(1)	(20,266)	(10)	(52,667)
Less: Present value discount			(842)	(30,090)	(807)	(29,248)

			77,963	712,199	87,589	821,482

Long-term / short-term financial instruments			1,483,482	578,621	1,278,014	450,494

		￦	1,561,445	1,290,820	1,365,603	1,271,976

(2)	Loans as of December 31, 2020 and 2021 are as follows:

		2020
		Face value	Allowance for doubtful accounts	Present value discount	Carrying value
		In millions of won
Short-term loans
Loans for tuition	￦	33,864	—	(842)	33,022
Loans for housing		21,988	—	—	21,988
Fisheries loan		3,816	—	—	3,816
Other loans		19,138	(1)	—	19,137

		78,806	(1)	(842)	77,963

Long-term loans
Loans for tuition		420,274	(9,091)	(30,090)	381,093
Loans for housing		237,100	—	—	237,100
Loans for related parties		50,682	(1,047)	—	49,635
Other loans		54,499	(10,128)	—	44,371

		762,555	(20,266)	(30,090)	712,199

	￦	841,361	(20,267)	(30,932)	790,162

		2021
		Face value	Allowance for doubtful accounts	Present value discount	Carrying value
		In millions of won
Short-term loans
Loans for tuition	￦	28,975	—	(807)	28,168
Loans for housing		25,750	—	—	25,750
Other loans		33,681	(10)	—	33,671

		88,406	(10)	(807)	87,589

Long-term loans
Loans for tuition		431,002	(37,783)	(29,248)	363,971
Loans for housing		282,833	—	—	282,833
Loans for related parties		150,541	(14,861)	—	135,680
Fisheries loan		203	—	—	203
Other loans		38,818	(23)	—	38,795

		903,397	(52,667)	(29,248)	821,482

	￦	991,803	(52,677)	(30,055)	909,071

(3)	Changes in the allowance for doubtful accounts of loans for the years ended December 31, 2019, 2020 and 2021 are as follows:

		2019	2020	2021
		In millions of won
Beginning balance	￦	4,952	15,094	20,267
Bad debt expense		10,142	5,173	30,942
Other		—	—	1,468

Ending balance	￦	15,094	20,267	52,677

(4)	Long-term and short-term financial instruments as of December 31, 2020 and 2021 are as follows:

		2020		2021
		Current	Non-current	Current	Non-current
		In millions of won
Time deposits	￦	996,265	160,433	976,899	103,607
CD		50,000	—	—	—
RP		203,008	—	—	—
Others		234,209	418,188	301,115	346,887

	￦	1,483,482	578,621	1,278,014	450,494